Employee Pension and Postretirement Benefit Plans - Estimated Future Pension and Postretirement Benefit Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2020	$ 19.3
2021	19.9
2022	20.3
2023	20.9
2024	21.3
2025-29	98.1
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2020	1.6
2021	1.6
2022	1.7
2023	1.7
2024	1.7
2025-29	$ 8.7